EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Schedule of Common Stock Issued During Period	The following is a summary of the Company’s other common stock issuances during the year ended December 31, 2011:

Exercise of stock options	45,657
Vesting of common stock units	54,983

Schedule of Dividends Paid
The following table lists the cash dividends on common stock declared and paid by the Company during the six months ended June 30, 2012:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
February 29, 2012	March 15, 2012	$0.33	March 30, 2012
April 24, 2012	May 15, 2012	$0.33	May 31, 2012

The following table lists the cash dividends on common stock paid and declared by the Company during the year ended December 31, 2011:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
May 3, 2011	May 16, 2011	$0.32	June 2, 2011
August 2, 2011	August 15, 2011	$0.32	September 2, 2011
November 2, 2011	November 15, 2011	$0.32	December 2, 2011

Schedule of Characterization of Cash Dividends	Following is the characterization of the Company's cash dividends on common stock per share during the year ended December 31, 2011:

Ordinary dividends	$0.7833
Return of capital	0.1767
0.9600